Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Markets Fund	Dec. 30, 2024
Fidelity Emerging Markets Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.16%
Past 5 years	8.44%
Past 10 years	5.53%
Fidelity Emerging Markets Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.02%
Past 5 years	8.02%
Past 10 years	5.31%
Fidelity Emerging Markets Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.36%
Past 5 years	6.84%
Past 10 years	4.56%
MC041
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	2.70%